Vanguard Long-Term Bond Index Fund

Supplement Dated May 10, 2019, to the Prospectus and Summary Prospectus for Investor Shares and Admiral™ Shares Dated April 26, 2019

Effective July 10, 2019, the Fund will charge a 0.50% fee on all purchases of its Investor Shares and Admiral Shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase fees are paid directly to the Fund to offset the costs of buying securities. This fee is separate from, and in addition to, other expenses charged by the Fund.

Prospectus and Summary Prospectus Text Changes

Effective July 10, 2019, the following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	0.50%	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances
below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares[1]
Management Fees	0.13%	0.04%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	0.15%	0.07%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$65	$98	$134	$241
Admiral Shares	$57	$72	$89	$139

Prospectus Text Changes

In the More on the Funds section, a new section “Purchase and Transaction Fees” will be added after the “Temporary Investment Measures” section:

Purchase and Transaction Fees

Vanguard Long-Term Bond Index Fund charges a fee of 0.50% on all purchases of shares, including shares that you purchase by exchange from another Vanguard fund.

In addition, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund each reserve the right to charge the following transaction fees to investors whose aggregate share purchases into a Fund equal or exceed the following amounts:

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million

Each of the Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund may impose these transaction fees if an investor’s aggregate purchases into a Fund over a 12-month period exceed, or are expected to exceed, the indicated amounts upon notice to the client in conjunction with a purchase that triggers application of the fees. The transaction fees will be assessed only if the client elects to proceed with the purchase. Generally, these fees will not apply to transactions coordinated in advance between a client and Vanguard.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and transaction fees are paid directly to the Fund to offset the costs of buying securities.

See Investing With Vanguard for more information about fees.

In the Investing With Vanguard section, the following will replace similar text that begins with the heading “Transaction Fees on Purchases”:

Purchase and Transaction Fees

Vanguard Long-Term Bond Index Fund charges a fee of 0.50% on purchases of shares, including shares that you purchase by exchange from another Vanguard fund.

In addition, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund each reserve the right to charge the following transaction fees to investors whose aggregate share purchases into a Fund equal or exceed the following amounts:

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million

Each of the Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund may impose these transaction fees if an investor’s aggregate purchases into a Fund over a 12-month period exceed, or are expected to exceed, the indicated amounts upon notice to the client in conjunction with a purchase that triggers application of the fees. The transaction fees will be assessed only if the client elects to proceed with the purchase. Generally, these fees will not apply to transactions coordinated in advance between a client and Vanguard.

Purchase fees will not apply to Vanguard fund account purchases in the following circumstances: (1) purchases of shares through reinvested dividends or capital gains distributions; (2) share transfers, rollovers, or reregistrations within the same fund; (3) conversions of shares from one share class to another in the same fund; (4) purchases in kind; and (5) share rollovers to an IRA within the same Vanguard fund for plans in which Vanguard serves as a recordkeeper. Unlike a sales charge or a load paid to a broker or a fund management company, purchase and transaction fees are paid directly to the Fund to offset the costs of buying securities.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 84 052019

Vanguard Long-Term Bond Index Fund

Supplement Dated May 10, 2019, to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares Dated April 26, 2019

Effective July 10, 2019, the Fund will charge a 0.50% fee on all purchases of its Institutional Shares and Institutional Plus Shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase fees are paid directly to the Fund to offset the costs of buying securities. This fee is separate from, and in addition to, other expenses charged by the Fund.

Prospectus and Summary Prospectus Text Changes

Effective July 10, 2019, the following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	0.50%	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.05%	0.04%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.05%	0.04%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$55	$66	$78	$114
Institutional Plus Shares	$54	$63	$73	$101

Prospectus Text Changes

In the More on the Funds section, a new section “Purchase and Transaction Fees” will be added after the “Temporary Investment Measures” section:

Purchase and Transaction Fees

Vanguard Long-Term Bond Index Fund charges a fee of 0.50% on all purchases of shares, including shares that you purchase by exchange from another Vanguard fund.

In addition, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund each reserve the right to charge the following transaction fees to investors whose aggregate share purchases into a Fund equal or exceed the following amounts:

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million

Each of the Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund may impose these transaction fees if an investor’s aggregate purchases into a Fund over a 12-month period exceed, or are expected to exceed, the indicated amounts upon notice to the client in conjunction with a purchase that triggers application of the fees. The transaction fees will be assessed only if the client elects to proceed with the purchase. Generally, these fees will not apply to transactions coordinated in advance between a client and Vanguard.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and transaction fees are paid directly to the Fund to offset the costs of buying securities.

See Investing With Vanguard for more information about fees.

In the Investing With Vanguard section, the following will replace similar text that begins with the heading “Transaction Fees on Purchases”:

Purchase and Transaction Fees

Vanguard Long-Term Bond Index Fund charges a fee of 0.50% on purchases of shares, including shares that you purchase by exchange from another Vanguard fund.

In addition, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund each reserve the right to charge the following transaction fees to investors whose aggregate share purchases into a Fund equal or exceed the following amounts:

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million

Each of the Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Intermediate-Term Bond Index Fund may impose these transaction fees if an investor’s aggregate purchases into a Fund over a 12-month period exceed, or are expected to exceed, the indicated amounts upon notice to the client in conjunction with a purchase that triggers application of the fees. The transaction fees will be assessed only if the client elects to proceed with the purchase. Generally, these fees will not apply to transactions coordinated in advance between a client and Vanguard.

Purchase fees will not apply to Vanguard fund account purchases in the following circumstances: (1) purchases of shares through reinvested dividends or capital gains distributions; (2) share transfers, rollovers, or reregistrations within the same fund; (3) conversions of shares from one share class to another in the same fund; (4) purchases in kind; and (5) share rollovers to an IRA within the same Vanguard fund for plans in which Vanguard serves as a recordkeeper. Unlike a sales charge or a load paid to a broker or a fund management company, purchase and transaction fees are paid directly to the Fund to offset the costs of buying securities.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 504 052019

Vanguard Bond Index Funds

Supplement Dated May 10, 2019, to the Statement of Additional Information Dated April 26, 2019

Important Changes to Vanguard Long-Term Bond Index Fund

Effective July 10, 2019, the Fund will charge a 0.50% fee on all purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase fees are paid directly to the Fund to offset the costs of buying securities.

Statement of Additional Information Text Changes

In the Purchase and Redemption of Shares section, the following will replace similar text under “Purchase of Shares (Other than ETF Shares)” on page B-28:

Purchase of Shares (Other than ETF Shares)

The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund’s prospectus.

Vanguard Long-Term Bond Index Fund charges a purchase fee of 0.50%. The purchase fee is paid to the Fund to reimburse it for the transaction costs incurred from purchasing securities. The fee is deducted from all purchases, including shares purchased by exchange from other Vanguard funds. Information regarding the application of purchase fees is described more fully in the Fund’s prospectus.

Each Fund (other than Vanguard Long-Term Bond Index Fund, Vanguard Inflation-Protected Securities Fund and Vanguard Total Bond Market II Index Fund) reserves the right to impose a transaction fee on any purchase of shares that, in the opinion of the advisor, would disrupt efficient management of the Fund. The advisor believes that it may be necessary to impose the transaction fees specified in the following table and may impose these transaction fees if an investor’s aggregate purchases into a Fund over a 12-month period exceed, or are expected to exceed, the indicated amounts. The fee will be assessed only if the client elects to proceed with the purchase.

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million

When applicable, transaction fees may be imposed on the aggregate amount of an investor’s purchases. Fees are based on the advisor’s estimate of the transaction costs incurred by each Fund in accepting new investments, which depends on the types of securities in which each Fund invests. Fees may be waived or reduced, however, if an investor’s purchases can be offset by other shareholders’ redemptions from the same Fund. Prospective investors may determine whether the fee will be imposed on their investments by calling Vanguard.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 84 052019